General information and basis of preparation	9 Months Ended
Mar. 31, 2022
General information and basis of preparation
General information and basis of preparation
1	General information and basis of preparation
1.1	General information

MINISO Group Holding Limited (the “Company”) was incorporated in the Cayman Islands on January 7, 2020, as an exempted company with limited liability under the Companies Law, Cap.22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The Company completed its initial public offering (“IPO”) on October 15, 2020 and the Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since then. Each ADS of the Company represents four ordinary shares.

The Company and its subsidiaries (together, the “Group”) are principally engaged in the retail and wholesale of lifestyle and pop toy products across the People’s Republic of China (the “PRC”) and other countries in Asia, America, and Europe, etc. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries.

1.2	Basis of preparation

These condensed interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standards Board. It has also been prepared in accordance with the same accounting policies adopted in the Group’s last annual consolidated financial statements as at and for the year ended June 30, 2021 (“Annual Financial Statements”) and should be read in conjunction with the Annual Financial Statements. They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRSs”). However, selected explanatory notes are included to explain events and transactions that are significant for understanding of the changes in the Group’s financial position and performance since the Annual Financial Statements.